Foreign exchange variations, net	12 Months Ended
Dec. 31, 2021
Foreign Exchange Variations Net
Foreign exchange variations, net

32.	Foreign exchange variations, net

	2021	2020	2019
Revenues
Loans and financing (ii)	215,262	-	22,494
Suppliers	13,190	15,981	9,004
Swap (i)	275,836	305,012	40,742
Other	16,640	43,155	15,952
	520,928	364,148	88,192
Expenses
Loans and financing (ii)	(275,724)	(305,010)	(40,715)
Suppliers	(20,061)	(46,112)	(13,201)
Swap (i)	(215,262)	-	(22,493)
Other	(9,222)	(19,991)	(12,691)
	(520,269)	(371,113)	(89,100)

Foreign exchange variations, net	659	(6,965)	(908)

(i)	Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (note 37).

(ii)	It mainly refers to foreign exchange variation on loans and financing in foreign currency.